Post-Retirement and Other Long-Term Employees Benefits - Weighted Average Assumptions Used in Determination of Benefit Obligation and Plan Asset (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discount rate	3.43%	4.14%
Salary increase rate	2.92%	2.99%
Expected long-term rate of return on funds for the pension expense of the year	4.43%	4.57%
Net periodic benefit cost, Discount rate	4.14%	4.68%	5.11%
Net periodic benefit cost, Salary increase rate	2.99%	3.13%	3.08%
Net periodic benefit cost, Expected long-term rate of return on funds for the pension expense of the year	4.57%	4.99%	5.28%